Concentration - Schedule of Company's Net Revenues (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Customer Concentration [Member] | Customer A [Member] | Net Revenues [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	20.00%		22.00%
Customer Concentration [Member] | Customer B [Member] | Net Revenues [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	16.00%		25.00%
Customer Concentration [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	53.00%				59.00%
Customer Concentration [Member] | Customer C [Member] | Net Revenues [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	15.00%			[1]
Customer Concentration [Member] | Customer D [Member] | Net Revenues [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	10.00%		14.00%
Customer Concentration [Member] | Customer E [Member] | Net Revenues [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage		[1]	10.00%
Customer Concentration [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	13.00%					[2]
Customer Concentration [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage		[2]			15.00%
Vendor Concentration [Member] | Vendor A [Member] | Cost of Revenues [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	47.00%		35.00%
Vendor Concentration [Member] | Vendor B [Member] | Cost of Revenues [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	37.00%		22.00%
Vendor Concentration [Member] | Vendor C [Member] | Accounts Payable [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	39.00%				37.00%
Vendor Concentration [Member] | Vendor D [Member] | Accounts Payable [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	24.00%				39.00%
Vendor Concentration [Member] | Vendor E [Member] | Accounts Payable [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	20.00%				19.00%
Vendor Concentration [Member] | Vendor F [Member] | Accounts Payable [Member]
Schedule of Company's Net Revenues [Line Items]
Concentration percentage	11.00%					[1]

[1]	Less than 10%
[2]	Less than 10%